Related Parties (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of loans from related parties
Loans from related parties	$ 1,575,092	$ 483,796	$ 941,418
Less: current portion of debt	(1,469,398)	(378,102)	(5,364)
Long term portion of notes payable, related parties	105,694	105,694	936,054
Principal Shareholders [Member]
Components of loans from related parties
Loans from related parties			1,635
Tekmark and MMD Genesis [Member]
Components of loans from related parties
Loans from related parties	1,450,000	350,000	825,761
Former owner of Tropical [Member]
Components of loans from related parties
Loans from related parties	105,694	105,694	110,293
Former owner of ERFS [Member]
Components of loans from related parties
Loans from related parties		8,700
Former owners of RM Leasing [Member]
Components of loans from related parties
Loans from related parties	$ 19,398	$ 19,402	$ 3,729